INCOME TAX - Disclosure of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Property, plant and equipment	$ (259,618)	$ (226,123)
Other financial assets	9,306	8,222
Provisions	38,464	29,721
Other financial liabilities	(3,442)	0
Tax loss carry forwards	100,567	111,925
Deferred tax liability	$ (114,723)	$ (76,255)